Commitments and Contingencies (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Other Commitments	A summary of the Bank’s total contractual amount for all off-balance sheet commitments at June 30, 2018 is as follows:

Commitments to extend credit	$299.6	million
Standby letters of credit	$3.7	million

A summary of the Company's total contractual amount for all off-balance sheet commitments at December 31, 2017 is as follows:

Commitments to extend credit	292.8	million
Standby letters of credit, issued by the Company	5.5	million